CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION (Details)	3 Months Ended				6 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($) Vote $ / shares shares	Mar. 31, 2023 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) Vote $ / shares shares	Dec. 31, 2022 USD ($) Vote $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Oct. 04, 2021 $ / shares
CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION
Offering Costs allocated to Class A common stock subject to possible redemption					$ 10,897,232	$ 10,897,232		$ (11,247,232)
Additional deferred underwriting fees						350,000
Accretion of Class A common stock subject to possible redemption amount	$ 1,291,243	$ 1,558,841	$ (5,452,319)	$ 350,000		(4,141,008)	$ 20,738,357
Derecognition of deferred underwriting fee payable allocated to Class A common stock						$ 6,717,612
Redemption of Class A common stock	$ 189,038,189				$ 189,038,189
Class A common stock subject to redemption
CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION
Temporary equity, shares authorized | shares	380,000,000				380,000,000
Ordinary shares, shares subject to possible redemption | shares	20,125,000				20,125,000	20,125,000	20,125,000	20,125,000
Gross proceeds from Initial Public Offering								$ 201,250,000
Fair Value of Public Warrants at Issuance								(5,816,125)
Offering Costs allocated to Class A common stock subject to possible redemption								(11,247,232)
Accretion of Class A common stock subject to possible redemption amount	$ 1,291,243	1,558,841				$ (4,141,008)		21,088,357
Derecognition of deferred underwriting fee payable allocated to Class A common stock						6,717,612
Additional offering cost related to deferred underwriting fees						(350,000)
Redemption of Class A common stock	(189,038,189)				$ (189,038,189)
Class A common stock subject to possible redemption	$ 21,313,499	$ 209,060,445			$ 21,313,499	$ 207,501,604	$ 205,275,000	$ 205,275,000
Class A common stock
CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION
Temporary equity, shares authorized | shares						380,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, par value | $ / shares						$ 0.0001
Common shares, votes per share | Vote	1				1	1